OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

25.	OTHER CURRENT LIABILITIES

(in thousands of $)	2012	2011
Deferred drydocking, operating cost and charterhire revenue	8,040	15,464
Mark-to-market interest rate swaps valuation (see note 32)	26,472	59,084
Mark-to-market currency swaps valuation (see note 32)	94	27,622
Current portion of the deferred tax benefit arising on intra-group transfer of long-term assets (see note 29)	3,156	7,256
Deferred credits from capital lease transactions (see note 29)	—	627
Other	244	928
	38,006	110,981